Acquisition of Cl Technologies (International) Sdn. Bhd. - Schedule of Company Accounted the Transaction (Details) - Jan. 01, 2024 - CL Technologies (International) Sdn. Bhd. [Member]	MYR (RM)	USD ($)
Schedule of Company Accounted the Transaction [Line Items]
Cash consideration	RM 457	$ 113
Book value of 94.95% of Share Capital of CL Technologies (International) Sdn. Bhd.	(2,263,600)	(557,743)
Bargain purchase accounted as merger reserve in equity	RM 2,263,143	$ 557,630